ORGANIZATION AND PRINCIPAL ACTIVITIES - Assets and liabilities of VIEs and its subsidiaries and group's taken as whole (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Variable interest entity
Cash and cash equivalents	¥ 1,026,188	$ 140,587	¥ 206,405	¥ 401,699
Inventories, net	112,325	15,388	157,303
Total assets	2,585,700	354,239	2,754,388
Accounts and notes payable	772,151	105,784	317,454
Total liabilities	1,135,943	155,622	1,410,751
Third parties
Variable interest entity
Accounts receivable	24,105	3,302	36,836
Accounts and notes receivable	9,786		16,627
Related party
Variable interest entity
Accounts receivable	591,221	$ 80,997	4,365
Accounts and notes receivable	1,178		4
VIEs
Variable interest entity
Cash and cash equivalents	7,179		28
Amounts due from Group companies	498,455
Inventories, net	68		48,794
Other assets	6,438		42,604
Total assets	512,202		91,426
Accounts and notes payable	4,320		0
Amounts due to Group companies	168
Accrued expenses and other liabilities	1,046		43,914
Other liabilities	186		14,971
Total liabilities	5,720		58,885
VIEs | Third parties
Variable interest entity
Accounts receivable	19		¥ 0
VIEs | Related party
Variable interest entity
Accounts receivable	¥ 62